ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY
NET REVENUES
- Educational program and services	$ 204,953	1,276,877	1,205,771	899,992			1,008	2,001
- Software products	10,736	66,886	366,600	214,663	30	190	192
Total net revenues	215,689	1,343,763	1,572,371	1,114,655	30	190	1,200	2,001
Cost of revenues
- Educational program and services	(135,750)	(845,738)	(633,421)	(466,064)			(16,822)	(11,878)
- Software products	(1,954)	(12,176)	(49,223)	(13,721)	(153)	(951)
Total cost of revenues	(137,704)	(857,914)	(682,644)	(479,785)	(153)	(951)	(16,822)	(11,878)
GROSS PROFIT	77,985	485,849	889,727	634,870	(123)	(761)	(15,622)	(9,877)
Operating expenses:
Selling and marketing	(95,717)	(596,324)	(353,425)	(235,683)	(1,114)	(6,941)	(7,286)	(6,832)
General and administrative	(114,922)	(715,977)	(273,698)	(162,850)	(17,800)	(110,893)	(38,335)	(35,752)
Research and development	(5,111)	(31,842)	(39,541)	(27,553)	(140)	(872)	(842)	(981)
Total operating expenses	(353,259)	(2,200,839)	(692,000)	(426,086)	(19,054)	(118,706)	(46,463)	(43,565)
OPERATING INCOME (LOSS)	(275,274)	(1,714,990)	197,727	208,784	(19,177)	(119,467)	(62,085)	(53,442)
Share of income from subsidiaries					(240,460)	(1,498,091)	83,356	268,960
OTHER INCOME (EXPENSE)
Interest expenses, net	(1,558)	(9,708)	(15,656)	(2,281)	(401)	(2,496)	(976)	514
Foreign exchange losses, net	(197)	(1,229)	(5,343)	(3,711)	(22)	(136)
Other income/(expenses)	133	826	(124)	2,339	(156)	(976)	896
Income tax	9,433	58,768	(38,841)	(37,850)			(6)
NET INCOME (LOSS) ATTRIBUTABLE TO AMBOW EDUCATION HOLDING LTD.	$ (260,214)	(1,621,166)	21,185	216,032	$ (260,216)	(1,621,166)	21,185	216,032